VESSELS (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2015 USD ($) Vessel	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	8		6
Residual value	$ 1,500
Estimated useful life	25 years
Accumulated depreciation	$ 22,300	$ 8,400
Dry-docking and engine overhaul charges	800	$ 0
Deposit on vessels scheduled to be delivered	7,962		$ 15,176
Acquisition price	$ 66,000